Employees' End of Service Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees' End of Service Benefits [Abstract]
Schedule of employees’ end of service benefits
Balance at the beginning of the period / year	60,624	40,514
Provision for the period / year	147,928	31,551
Paid during the period / year	(39,749)	(11,441)
Balance at the end of the period / year	168,803	60,624

(Figures in USD)	2022	2021
Balance at the beginning of the year	60,624	40,514
Provision for the year	256,890	31,551
Paid during the year	(183,314)	(11,441)
Balance at the end of the year	134,200	60,624

Balance at the beginning of the year	40,514	13,941
Provision for the year	31,551	29,047
Paid during the year	(11,441)	(2,474)
Balance at the end of the year	60,624	40,514

Balance at the beginning of the year	13,941	6,267
Provision for the year	29,047	9,488
Paid during the year	(2,474)	(1,814)
Balance at the end of the year	40,514	13,941

Balance at the beginning of the year	6,267	651
Provision for the year	9,488	5,748
Paid during the year	(1,814)	(132)
Balance at the end of the year	13,941	6,267

(Figures in USD)	2018	2017
Balance at the beginning of the year	651	286
Provision for the year	5,748	365
Paid during the year	(132)	Nil
Balance at the end of the year	6,267	651